Pioneer Real
Estate Shares

Schedule of Investments | September 30, 2020

Ticker Symbols: Class A PWREX Class C PCREX Class Y PYREX

Schedule of Investments | 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	Diversified Consumer Services - 0.5%
16,197	Carriage Services, Inc.	$ 361,355
	Total Diversified Consumer Services	$ 361,355
	Equity Real Estate Investment Trusts (REITs) - 96.5%
27,822	Agree Realty Corp.	$1,770,592
17,844	Alexandria Real Estate Equities, Inc.	2,855,040
71,615	American Homes 4 Rent	2,039,595
16,087	Americold Realty Trust	575,110
12,595	Camden Property Trust	1,120,703
27,797	Community Healthcare Trust, Inc.	1,299,788
35,265	CorePoint Lodging, Inc.	192,194
6,149	CoreSite Realty Corp.	730,993
30,451	CubeSmart	983,872
4,600	CyrusOne, Inc.	322,138
43,967	Duke Realty Corp.	1,622,382
12,733	EastGroup Properties, Inc.	1,646,759
7,956	Equinix, Inc.	6,047,594
45,947	Equity LifeStyle Properties, Inc.	2,816,551
26,892	Essential Properties Realty Trust, Inc.	492,661
15,707	Extra Space Storage, Inc.	1,680,492
11,374	First Industrial Realty Trust, Inc.	452,685
14,842	Four Corners Property Trust, Inc.	379,807
17,317	Gaming & Leisure Properties, Inc.	639,517
57,459	Global Medical REIT, Inc.	775,697
94,882	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,010,662
59,990	Healthpeak Properties, Inc.	1,628,729
39,139	Independence Realty Trust, Inc.	453,621
50,525	Industrial Logistics Properties Trust	1,104,982
13,280	Innovative Industrial Properties, Inc.	1,648,181
4,832	Lamar Advertising Co.	319,733
32,479	Lexington Realty Trust, Class B	339,406
3,960	Life Storage, Inc.	416,869
83,572	Medical Properties Trust, Inc.	1,473,374
35,564	MGM Growth Properties LLC	995,081
12,420	Mid-America Apartment Communities, Inc.	1,440,099
58,075	National Storage Affiliates Trust	1,899,633
43,685	Physicians Realty Trust	782,398
61,172	Prologis, Inc.	6,155,127
27,301	QTS Realty Trust, Inc.	1,720,509
8,856	Rayonier, Inc.	234,153
12,452	Realty Income Corp.	756,459
25,673	Rexford Industrial Realty, Inc.	1,174,797
16,772	Sabra Health Care Real Estate Investment Trust, Inc.	231,202
24,671	Safehold, Inc.	1,532,069
17,072	Simon Property Group, Inc.	1,104,217
20,301	STAG Industrial, Inc.	618,978
28,094	STORE Capital Corp.	770,618
22,486	Sun Communities, Inc.	3,161,757
17,530	Terreno Realty Corp.	959,943
5,225	Ventas, Inc.	219,241
55,850	VICI Properties, Inc.	1,305,214
	Total Equity Real Estate Investment Trusts (REITs)	$64,901,222
	Hotels, Restaurants & Leisure - 0.3%
23,206(a)	Fiesta Restaurant Group, Inc.	$ 217,440
	Total Hotels, Restaurants & Leisure	$ 217,440
	Interactive Media & Services - 0.7%
4,594(a)	Zillow Group, Inc., Class C	$ 466,705
	Total Interactive Media & Services	$ 466,705
	Real Estate Management & Development - 0.7%
49,753(a)	Realogy Holdings Corp.	$ 469,668
	Total Real Estate Management & Development	$ 469,668
	Specialty Retail - 1.1%
8,759	L Brands, Inc.	$ 278,624
20,609(a)	Urban Outfitters, Inc.	428,873
	Total Specialty Retail	$ 707,497
	TOTAL COMMON STOCKS
	(Cost $53,272,309)	$67,123,887
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $53,272,309)	$67,123,887
	OTHER ASSETS AND LIABILITIES - 0.2%	$ 122,102
	NET ASSETS - 100.0%	$67,245,989

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,123,887	$--	$--	$67,123,887
Total Investments in Securities	$67,123,887	$--	$–	$67,123,887

For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.